FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Narrative (Details)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2021 item
Fair Value, Option, Quantitative Disclosures [Line Items]
Business combination, contingent consideration, liability	$ 0	$ 52,000,000	$ 56,600,000	$ 170,600,000	$ 157,000,000	$ 0	$ 56,600,000	$ 52,000,000	$ 108,840,000		$ 1,800,000
Contingent consideration liability, measurement input			0.075	0.066	0.074		0.075		0.084			0.080	0.080
License agreement, royalty rate	2.00%					2.00%						2.00%
Decrease in the fair value of contingent consideration	$ (1,800,000)	$ (4,600,000)	$ (114,000,000)	$ 13,600,000	$ 48,160,000	$ (52,000,000)	$ (52,240,000)	$ (56,840,000)	$ (11,180,000)	$ 71,620,000
Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Weighted-average cost of capital			8.60%	6.80%	7.80%		8.60%		8.80%			9.30%
Discount Rate | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent consideration liability, measurement input									0.084			0.080	0.080
Discount Rate | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent consideration liability, measurement input									0.088			0.093	0.093